Pay vs Performance Disclosure							2 Months Ended	9 Months Ended	12 Months Ended					36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2022	Dec. 31, 2021	Mar. 16, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 investment based on:

Year	Summary Compensation Table Total for CEO 1 ($) (1)	Summary Compensation Table Total for CEO 2 ($) (2)	Compensation Actually Paid to CEO 1 ($) (3)	Compensation Actually Paid to CEO 2 ($) (3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4)	Average Compensation Actually Paid to Non-CEO NEOs ($) (5) (6)	Total Stockholder Return ($) (7)	Index Total Stockholder Return ($) (8)	Net Income ($ Millions) (9)	Total Revenue ($ Millions) (10)

2025	7,617,828	192,046	3,307,159	(7,824,988)	4,123,182	1,894,301	5.08	105.74	(895.3)	965.7

2024	6,045,649	23,503,322	(6,543,959)	12,083,906	1,736,641	(624,840)	11.58	91.21	(768.4)	1,071.6

2023	7,031,795	N/A	(15,584,729)	N/A	4,576,451	(5,182,198)	20.96	70.41	(1.9)	1,051.8

2022	16,234,030	N/A	(41,123,355)	N/A	7,707,501	(2,765,959)	29.94	49.12	(114.1)	903.5

2021	1,125,200	N/A	75,084,565	N/A	956,913	16,653,709	48.16	93.68	281.7	760.9

Named Executive Officers, Footnote	Reflects compensation amounts reported in the “Summary Compensation Table” for Whitney Wolfe Herd, our CEO as of March 17, 2025
and who previously served as our CEO prior to January 2, 2024, for the respective years shown.
Reflects compensation amounts reported in the “Summary Compensation Table” for Lidiane Jones, who served as our CEO from
January 2, 2024 until March 17, 2025.
The following non-CEO named executive officers are included in the average figures shown below:
2025: Kevin Cook (Chief Financial Officer), Deirdre Runnette (Chief Legal Officer), Anuradha Subramanian (Former Chief Financial Officer,
terminated March 2025), Ron Fior (Former Interim Chief Financial Officer, terminated August 2025), and Elizabeth Monteleone (Former
Chief Legal Officer, terminated April 2025)
2024: Anuradha B. Subramanian (Chief Financial Officer), Elizabeth Monteleone (Chief Legal Officer) and Laura Franco (Former Chief
Legal and Compliance Officer)
2023: Tariq M. Shaukat (President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Chief Legal and
Compliance Officer)
2022: Tariq M. Shaukat (President), Anuradha B. Subramanian (Chief Financial Officer) and Laura Franco (Chief Legal and
Compliance Officer)
2021: Tariq M. Shaukat (President) and Anuradha B. Subramanian (Chief Financial Officer)

Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our CEOs in 2025 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2025	2025

CEO	Whitney Wolfe Herd	Lidiane Jones

SCT Total Compensation ($)	7,617,828	192,046

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(6,303,827)	—

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,491,949	—

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,517,698)	—

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(981,093)	(342,754)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(7,674,280)

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	—	—

Compensation Actually Paid ($)	3,307,159	(7,824,988)

Non-PEO NEO Average Total Compensation Amount									$ 4,123,182	$ 1,736,641	$ 4,576,451	$ 7,707,501	$ 956,913
Non-PEO NEO Average Compensation Actually Paid Amount									$ 1,894,301	(624,840)	(5,182,198)	(2,765,959)	16,653,709
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP for our non-CEO NEOs in 2025 reflects the respective amounts set forth above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2025

Non-CEO NEOs	See note(4)

SCT Total Compensation ($)	4,123,182

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,676,835)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,039,889

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—

Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	15,736

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(41,027)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(566,644)

Add: Incremental Fair Value of Stock and Option Awards from Prior Years that were Modified during the Covered Year ($)	—

Compensation Actually Paid ($)	1,894,301

Equity Valuation Assumption Difference, Footnote	The valuation methodology for Exit-Vesting Incentive Unit fair values is calculated based on the Monte Carlo pricing model (or the stock price in the case of a vesting date value).
As of the measurement date, adjustments to the fair values have been made using the stock price as of the measurement date and updated assumptions (i.e., expected time to liquidity event, volatility, dividend yield, risk free interest rates).
The weighted-average assumptions the Company used in the Monte Carlo model for the modified Exit-Vesting
Incentive Units are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Time to Liquidity Event (Years)

12/31/2021	—	60%	0.47%	1.3

7/15/2022	—	60%	2.1% to 3.1%	1.0

12/31/2022	—	75%	4.1% to 4.7%	1.0

12/31/2023	—	50%	4.4% to 5.5%	0.75

12/31/2024	—	60%	4.2% to 4.4%	0.75

12/31/2025(a)	—	—%	—%	—

(a)The Exit-Vesting Incentive Units were fully vested as of December 31, 2025.
On July 15, 2022 (the “Modification Date”), the Exit-Vesting Incentive Units were modified to also provide for time-based vesting in 36 equal installments, with the first installment vesting on August 29, 2022, and subsequent installments vesting on each of the next 35 monthly anniversaries of August 29, 2022, subject to the award holder’s continued employment through each applicable vesting date and subject to other terms and conditions of the award. Incremental expense associated with the modification of the Exit-Vesting Incentive Units for the CEO was $15.0 million and average incremental expense associated with this modification for Non-CEO NEOs was
$2.2 million. These amounts were recognized over a period of 3.0 years. The fair value of the Exit-Vesting Incentive
Units as of the date of any vesting date since the Modification Date is based on the Company’s stock price as of such vesting date.
Incremental expense for the modified Exit-Vesting Incentive Units was based on the Modification Date fair value of modified Exit-Vesting Incentive Units. The Modification Date fair value was measured using a Monte Carlo model, which incorporates various assumptions noted above.
The valuation methodology for Time-Vesting Incentive Unit and stock option fair values is calculated based on the
Black-Scholes option pricing model as of the dates below. As of each measurement date, adjustments to the fair values have been made using the stock price as of the dates below and updated assumptions (i.e., expected life, volatility, dividend yield, risk free interest rates) as of the measurement date.
The assumptions the Company used in the Black-Scholes model for the Time-Vesting Incentive Units at each measurement date are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Life (Years)

12/31/2021	—	55% to 60%	0.1% to 1.1%	0.1 to 3.8

12/31/2022	—	75%	4.1% to 4.7%	0.1 to 2.8

12/31/2023	—	50%	4.3% to 5.5%	0.1 to 1.8

12/31/2024	—	55% to 60%	4.2% to 4.4%	0.1 to 0.7

12/31/2025(b)	—	—%	—%	—

(b)The Time-Vesting Incentive Units were fully vested as of December 31, 2025.
The assumptions the Company used in the Black-Scholes model for the stock options at each measurement date are as follows:

Date	Dividend Yield	Expected Volatility	Risk-Free Interest Rate	Expected Life (Years)

12/31/2022	—	55%	3.9% to 4.0%	4.8 to 6.3

12/31/2023	—	55%	3.9%	3.8 to 4.2

12/31/2024	—	60%	4.2% to 4.4%	3.1 to 6.3

12/31/2025	—	65% to 70%	3.6% to 3.7%	3.7 to 5.3

Time-vesting RSU fair values are calculated using the stock price. The value of the Time-Vesting Incentive Units as of the date of any vesting date is based on the Company’s stock price as of such vesting date. Adjustments have been made using the stock price as of year-end.
(7)For the relevant fiscal year, represents the cumulative total stockholder return (“TSR”) of Bumble for the measurement periods ending on
December 31, 2025, 2024, 2023, 2022 and from February 10, 2021 to December 31, 2021.
(8)For the relevant fiscal year, represents the cumulative TSR of the Nasdaq CTA Internet Index (the “Index”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively. The Nasdaq CTA Internet Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2024.
(9)Reflects “Net earnings (loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on
Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
(10)Reflects “Revenue” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs Total Stockholder Return

Whitney Wolfe Herd CAP	Lidiane Jones CAP	Average for Non-CEO NEOs CAP
Bumble Inc.	Nasdaq CTA Internet

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income

Whitney Wolfe Herd CAP	Lidiane Jones CAP	Average for Non-CEO NEOs CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Total Revenue

Whitney Wolfe Herd CAP	Lidiane Jones CAP	Average for Non-CEO NEOs CAP	Total Revenue

Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs Total Stockholder Return

Whitney Wolfe Herd CAP	Lidiane Jones CAP	Average for Non-CEO NEOs CAP
Bumble Inc.	Nasdaq CTA Internet

Tabular List, Table									Total Revenue; ●Adjusted EBITDA Margin; and ●Strategic Metrics.
Total Shareholder Return Amount									$ 5.08	11.58	20.96	29.94	48.16
Peer Group Total Shareholder Return Amount									105.74	91.21	70.41	49.12	93.68
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ (895,300,000)	$ (768,400,000)	$ (1,900,000)	$ (114,100,000)	$ 281,700,000
Company Selected Measure Amount									965,700,000	1,071,600,000	1,051,800,000	903,500,000	760,900,000
PEO Name							Lidiane Jones	Whitney Wolfe Herd						Whitney Wolfe Herd
Additional 402(v) Disclosure	CAP, as required under SEC rules, reflects adjustments to unvested and vested equity awards during the years shown in the table based on year-end (or vesting date) accounting valuations. CAP generally fluctuates due to stock price achievement and varying levels of projected
									and actual achievement of performance goals (as reflected in the significant decrease to 2025, 2024, 2023 and 2022 CAP).
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Volatility	0.00%	60.00%	50.00%	75.00%	60.00%	60.00%
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Risk-Free Rate	0.00%					0.47%
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Expected Term		9 months	9 months	1 year	1 year	1 year 3 months 18 days
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Risk-Free Rate, Minimum		4.20%	4.40%	4.10%	2.10%
Equity Awards, Valuation Assumptions, Exit-Vesting Incentive Units, Risk-Free Rate, Maximum		4.40%	5.50%	4.70%	3.10%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Dividend Yield	0.00%	0.00%	0.00%	0.00%		0.00%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Volatility, Minimum		55.00%				55.00%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Volatility, Maximum		60.00%				60.00%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Risk-Free Rate, Minimum		4.20%	4.30%	4.10%		0.10%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Risk-Free Rate, Maximum		4.40%	5.50%	4.70%		1.10%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Expected Term, Minimum		1 month 6 days	1 month 6 days	1 month 6 days		1 month 6 days
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Expected Term, Maximum		8 months 12 days	1 year 9 months 18 days	2 years 9 months 18 days		3 years 9 months 18 days
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Volatility			50.00%	75.00%
Equity Awards, Valuation Assumptions, Time-Vesting Incentive Units, Risk-Free Rate	0.00%
Equity Awards, Valuation Assumptions, Stock Options, Dividend Yield	0.00%	0.00%	0.00%	0.00%
Equity Awards, Valuation Assumptions, Stock Options, Volatility		60.00%	55.00%	55.00%
Equity Awards, Valuation Assumptions, Stock Options, Risk-Free Rate, Minimum	3.60%	4.20%		3.90%
Equity Awards, Valuation Assumptions, Stock Options, Risk-Free Rate, Maximum	3.70%	4.40%		4.00%
Equity Awards, Valuation Assumptions, Stock Options, Expected Term, Minimum	3 years 8 months 12 days	3 years 1 month 6 days	3 years 9 months 18 days	4 years 9 months 18 days
Equity Awards, Valuation Assumptions, Stock Options, Expected Term, Maximum	5 years 3 months 18 days	6 years 3 months 18 days	4 years 2 months 12 days	6 years 3 months 18 days
Equity Awards, Valuation Assumptions, Stock Options, Risk-Free Rate			3.90%
Equity Awards, Valuation Assumptions, Stock Options, Volatility, Minimum	65.00%
Equity Awards, Valuation Assumptions, Stock Options, Volatility, Maximum	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name									Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name									Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name									Strategic Metrics
Whitney Wolfe Herd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									$ 7,617,828	$ 6,045,649	$ 7,031,795	$ 16,234,030	$ 1,125,200
PEO Actually Paid Compensation Amount									3,307,159	(6,543,959)	$ (15,584,729)	$ (41,123,355)	$ 75,084,565
Lidiane Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									192,046	23,503,322
PEO Actually Paid Compensation Amount									(7,824,988)	$ 12,083,906
PEO | Whitney Wolfe Herd [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(6,303,827)
PEO | Whitney Wolfe Herd [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									4,491,949
PEO | Whitney Wolfe Herd [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,517,698)
PEO | Whitney Wolfe Herd [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(981,093)
PEO | Whitney Wolfe Herd [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Whitney Wolfe Herd [Member] | Year-end Fair Value of Equity Awards Modified in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Lidiane Jones [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Lidiane Jones [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Lidiane Jones [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Lidiane Jones [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(342,754)
PEO | Lidiane Jones [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(7,674,280)
PEO | Lidiane Jones [Member] | Year-end Fair Value of Equity Awards Modified in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(3,676,835)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									2,039,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									15,736
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(41,027)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(566,644)
Non-PEO NEO | Year-end Fair Value of Equity Awards Modified in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									$ 0